Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,357.50
Total Offset Amount	7,751.00
Net Fee	$ 2,606.50
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A